Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
A rollforward of our goodwill balance is presented below as of the dates indicated:

	December 31,
	2021	2020
Beginning balance	$899,270	$15,673
Less: accumulated impairment	—	—
Beginning balance, net	899,270	15,673
Additional goodwill recognized(1)	—	883,597
Other adjustments(2)	(743)	—
Ending balance(3)	$898,527	$899,270
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(1) The additional goodwill recognized as of December 31, 2020 includes $873,358 related to the acquisition of Galileo and $10,239 related to the acquisition of 8 Limited. See Note 2 for additional information.
(2) As of December 31, 2021, includes an adjustment related to the finalization of the closing net working capital calculation in April 2021 for the acquisition of Galileo. See Note 2 for additional information.
(3) As of December 31, 2021, we had goodwill attributable to the following reportable segments: $872,615 to Technology Platform and $25,912 to Financial Services. As of December 31, 2020, we had goodwill attributable to the following reportable segments: $873,358 to Technology Platform and $25,912 to Financial Services.
There were no goodwill impairment charges during the years ended December 31, 2021, 2020 and 2019.
The following is a summary of the carrying amount and estimated useful lives of our intangible assets by class as of the dates indicated:

	Weighted Average Useful Life (Years)	Gross Balance	Accumulated Amortization	Net Book Value
December 31, 2021
Developed technology	8.5	$257,438	$(49,401)	$208,037
Customer-related	3.6	125,350	(57,083)	68,267
Trade names, trademarks and domain names	8.6	10,000	(1,901)	8,099
Core banking infrastructure(1)	n/a	17,100	(17,100)	—
Broker-dealer license and trading rights	5.7	250	(74)	176
Total		$410,138	$(125,559)	$284,579
December 31, 2020
Developed technology(2)	8.5	$257,438	$(19,142)	$238,296
Customer-related(2)	3.6	125,350	(22,102)	103,248
Trade names, trademarks and domain names(2)	8.6	10,000	(736)	9,264
Core banking infrastructure(1)(2)	1.0	17,100	(13,043)	4,057
Broker-dealer license and trading rights(2)	5.7	250	(29)	221
Total		$410,138	$(55,052)	$355,086
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(1)In connection with the acquisition of Galileo during the year ended December 31, 2020, we accelerated the useful life of our existing core banking infrastructure to May 2021. Although the intangible asset was fully amortized as of December 31, 2021, it remains in use by the Company.
(2)During the year ended December 31, 2020, the Company acquired $253,000 in developed technology, $125,000 in customer-related intangible assets and $10,000 in trade names, trademarks and domain names related to the acquisition of Galileo. Other additions to developed technology, customer-related and broker-dealer license and trading rights intangible assets related to the acquisition of 8 Limited.
Amortization expense for the years ended December 31, 2021, 2020 and 2019 was $70,507, $49,735 and $3,008, respectively. There were no abandonments or impairments during any of the years presented. We accelerated amortization expense during 2019 related to certain partnership and other intangible assets because we determined that the costs of these assets had already been recovered, which meant there was no expected future benefit as of December 31, 2019. The acceleration of amortization expense had an immaterial impact during the period.
Estimated future amortization expense as of December 31, 2021 is as follows:

2022	$66,449
2023	64,753
2024	31,468
2025	31,468
2026	30,641
Thereafter	59,800
Total	$284,579